SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT
24.
SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of December 31, 2025 through the date of issuance of the consolidated financial statements.

No subsequent event which had a material impact on the Group was identified through the date of issuance of the consolidated financial statements.